8. COMMON STOCK (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Common Stock Details Narrative
Weighted average fair value for stock options granted	$ 0.60
Number of stock options exercisable	9,198,000
Total intrinsic value of options exercised	$ 0	$ 437,770
Fair value of stock options granted	$ 1,124,930	$ 944,319
Number of options to fully vested during year	2,119,500